Finance costs (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2026	Jun. 30, 2025
Finance costs.
Interest expenses - third party borrowings	$ 65.6	$ 57.1		$ 135.3	$ 124.3
Fair value loss on non-deliverable forwards	17.4			30.4
Interest and finance charges for lease liabilities	12.3	9.3		23.9	18.2
Interest expenses - withholding tax on interest	4.2	8.3		8.8	16.9
Net foreign exchange loss arising from financing - realized	1.8	1.4		4.5	6.9
Fees on borrowings and financial derivatives	1.6	1.9		3.3	3.5
Unwinding of discount on decommissioning liability	1.3	1.4		2.6	2.8
Fair value loss on contingent consideration	1.3			1.3
Finance costs	$ 105.5	$ 79.4	[1]	$ 210.1	$ 172.6	[1]

[1]	The results for the three and six months ended June 30, 2025 have been re-presented to reflect that the results of the Latam segment is now reported as a discontinued operation. See note 21.1 for more information